Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss (Parentheticals) - $ / shares	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Income Statement [Abstract]
Basic and diluted net loss per share (in Dollars per share)	$ 0.244	$ 0.156
Weighted average number of shares outstanding used in computing basic and diluted net loss per share (in Shares)	36,814,382	24,696,706